Nature of Expense	12 Months Ended
Mar. 31, 2026
Expenses by nature [abstract]
Nature of Expense
25. Nature of Expense

The following table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2026, 2025 and 2024:

	For the Year Ended March 31,
Employee benefits (1)	2026		2025		2024
Cost of revenues	Rs.	14,955	Rs.	15,662	Rs.	15,101
Selling, general and administrative expenses		38,495		33,805		29,235
Research and development expenses		6,459		6,333		5,964
	Rs.	59,909	Rs.	55,800	Rs.	50,300

	For the Year Ended March 31,
Depreciation	2026 (2)		2025		2024
Cost of revenues	Rs.	8,603	Rs.	7,111	Rs.	6,742
Selling, general and administrative expenses		2,650		2,099		1,707
Research and development expenses		1,367		1295		1127
	Rs.	12,620	Rs.	10,505	Rs.	9,576

	For the Year Ended March 31,
Amortization	2026		2025		2024
Cost of revenues	Rs.	-	Rs.	-	Rs.	-
Selling, general and administrative expenses		7,934		6,502		5,220
Research and development expenses		51		51		45
	Rs.	7,985	Rs.	6,553	Rs.	5,265

(1)	Refer to Note 26 regarding the impact of the New Labour Codes during the year ended March 31, 2026.
(2)	During the year ended March 31, 2026, the Company capitalized depreciation cost of Rs.150 with respect to qualifying assets under Property, plant and equipment.

In addition, for details relating to costs of material consumed, refer to Note 9 of these consolidated financial statements.